Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Line Items]
Offering costs	$ 15,853,777	$ 15,853,777	$ 15,853,777
Unrecognized tax benefits	0	0	0
Accrued for interest and penalties	0	0	0
Cash, FDIC Insured Amount	250,000	250,000	250,000
Provision for income taxes	$ 0	$ 0	$ 0